HOSPITALITY REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of revenue [Abstract]
Disclosure of Detailed Information of Hospitality Revenue
The components of hospitality revenue are as follows:

(US$ Millions)	2024	2023	2022
Room, food and beverage	$2,024	$2,250	$1,300
Other leisure activities	219	216	175
Other hospitality revenue	114	128	36
Total hospitality revenue	$2,357	$2,594	$1,511